File No. 333-03531

                                                                       811-07585

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. ___                                     [ ]
         Post-Effective Amendment No. 6                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 7                                                     [X]

                                    WWW TRUST
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

            131 Prosperous Place, Suite 17, Lexington, Kentucky 40509
            ---------------------------------------------------------
                    (Address of principal executive offices)

                   Registrant's Telephone Number: 606-263-2204
                                                  ------------

   Lawrence S. York, 131 Prosperous Place, Suite 17, Lexington, Kentucky 40509
   ---------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
                            2300 BP America Building,
                               200 Public Square,
                             Cleveland, Ohio 44114

         It is proposed that this filing will become effective (check appropriate box):

            x    immediately upon filing pursuant to paragraph (b) of Rule 485.
          ----
                 on (date) pursuant to paragraph (b) of Rule 485.
          ----
                  60 days after filing pursuant to paragraph (a) of Rule 485.
          ----
                  on October 31, 1999 pursuant to paragraph (a) of Rule 485.
          ----

                            PART C. OTHER INFORMATION




Item 23.      Exhibits

         (1)  Amended and Restated Declaration of Trust.*

         (2)  By-laws.*

         (5)  Management Agreement between Registrant and WWW Advisors, Inc.*

         (8)  Custody Agreement.*

         (9a) Transfer Agency and Service Agreement.*

         (9b) Fund Accounting Service Agreement.*

         (9c) Administrative Service Agreement.*

         (10a)Opinion of Counsel dated July 10, 1996.*

         (10b)Consent of Counsel dated October 29, 1999.

         (11) Consent of Independent Auditors.*

         (13) Purchase Agreement for Initial Capital between Registrant and WWW Advisors, Inc.*

         (15) Distribution and Shareholder Servicing Plan.*

         (27) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.*

         *    Previously filed.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lexington, State of Kentucky, on the 29th day of October, 1999. The Registrant represents that this Amendment is filed solely for the purpose of making a non-material change in the Registration Statement and that no material event requiring disclosure in the Prospectus has occurred since the effective date of its most recent Post-Effective Amendment to the Registration Statement which included a Prospectus.


                                        WWW Trust



                                         By: /s/ Lawrence S. York
                                             --------------------
                                             Lawrence S. York
                                             Chairman of the Board and President

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on October 29, 1999.

Signature                              Title

/s/ Lawrence S. York
--------------------
Lawrence S. York                       Chairman of the Board (Principal
                                       executive officer, financial officer
                                       and accounting officer) and Trustee


/s/ James D. Greene                    Trustee, Vice President and Treasurer
-------------------
James D. Greene


/s/ Charles F. Haywood                 Trustee
----------------------
Charles F. Haywood


/s/ Robert C. Thurmond                 Trustee
----------------------
Robert C. Thurmond

                                  EXHIBIT INDEX

EXHIBIT
NUMBER        EXHIBIT
------        -------

1)            Amended and Restated Declaration of Trust.*

2)            By-laws.*

5)            Management Agreement between Registrant and WWW Advisors, Inc.*

8)            Custody Agreement.*

9a)           Transfer Agency and Service Agreement.*

9b)           Fund Accounting Service Agreement.*

9c)           Administrative Service Agreement.*

10a)          Opinion of Counsel dated July 10, 1996.*

10b)          Consent of Counsel dated October 29, 1999.

11)           Consent of Independent Auditors.*

13) Purchase Agreement for Initial Capital between Registrant and WWW Advisors, Inc.*

15)           Distribution and Shareholder Servicing Plan.*

27) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.*

*  Previously filed.